RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of related parties	Relationship
Beijing Shihui(i)	Being owned by close family members of the Company’s Chairman
Linze Origin Seeds Ltd.(i)	Being owned by close family members of the Company’s Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Agrite Co., Ltd.	Being owned by close family members of the Company’s Chairman
Fifth Division State-owned Assets Management and Operation Co., Ltd	Being the non-controlling interest of Xinjiang Origin
Shareholders	Non-controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou
Aoyu, Shandong Aoruixinong, Henan Aoyu, Shandong Aoruixinong
(i)Other than typical transactions between related parties, the Company has entered into a Restructuring Agreement with three parties: Linze Fumin Industrial Investment and Development Co., Ltd. (Linze Fumin), Beijing Shihui, Linze Origin Seeds Ltd (Linze Origin) in April 2020. According to the Restructuring Agreement, Linze Origin, which is currently a wholly owned subsidiary of Beijing Shihui, would be restructured. At the result of the planned restructuring, Linze Fumin, an investment company owned by the Linze county government, and the Company would have 51% and 49%, respectively, of the ownership of Linze Origin. The restructuring would require the Company to repay the borrowing amounted to RMB27.0 million from Beijing Agriculture Finance Leasing, LLC.(“BAFL”) for Linze Origin and to offer a loan of RMB20.0 million to Linze Origin. As of September 30, 2024, the restructuring for Linze Origin is in process.

Schedule of due from related parties, net of bad debt allowance

	2023	2024
	RMB	RMB

Linze Origin Seeds Ltd	45	45
Beijing Shihui	17,060	17,060
Shareholders (i)	5,336	2,842
Henan Yingde Agricultural Ltd.	—	—
Beijing Liantaide (ii)	9,046	1,186
Beijing Origin	450	—
The Company’s Chairman	5,999	4,607
The Close family of the Company’s Chairman	6	6
Total	37,942	25,746
Allowance for doubtful account	17,560	17,110
Due from related parties, net	20,382	8,636

Note (i): As of September 30, 2023 and 2024, the balance of due from shareholders include seed sales amounted RMB 15 and RMB 926, advances for business use amounted RMB 4,421 and RMB 1,514 and advances for purchases raw materials amounted RMB 900 and RMB -nil-, respectively.

Note (ii): As of September 30, 2024, the balance of due from shareholders are advances for purchases raw materials amounted RMB 9,046 and RMB 1,186, respectively.

Schedule of due to related parties

	2023	2024
	RMB	RMB

Xinjiang Ginbo Seeds Center	54	—
Companies controlled by the Company’s directors (i)	1,721	1,680
Shareholders (i) (ii)	15,434	13,118
Beijing Origin (iii)	148,219	—
The Company’s Chairman	3,657	3,973
YingDe(i)	5,399	8,258
	174,484	27,029

Note (i): In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

Note (ii): As of September 30, 2023 and 2024, the balance of due to shareholders include borrowing amounted RMB 5,381 and RMB 6,836, which is unsecured, interest-bearing and repayable on demand, accrued interest amounted use amounted RMB 354 and RMB 1,140 and advances from shareholders of selling seed amounted RMB 9,699 and RMB 5,142.

Note (iii): In September 2024, the Company transferred all of its shares in Beijing Origin to BC - TID and Beijing Origin has ceased to be an associate of the Company.

Schedule of related party transactions
(a)	Sales to

	Year ended
	September 30,
	2022	2023	2024
	RMB	RMB	RMB
YingDe	1,818	6,384	—
Shareholders (i)	3,574	4,677	2,682
Henan Agriculture University	5	—	—
The close family of the Company’s Chairman	2,618	—	—
Liantaide	—	—	15
	8,015	11,061	2,697

Note(i): RMB 3,574, RMB4,677 and RMB2,682, or 7%, 5% and 2% of the Company for the year ended September 30, 2023 and 2024, respectively, are derived from shareholders and the sales price is market price.

(b)	Purchase from

	Year ended
	September 30,
	2022	2023	2024
	RMB	RMB	RMB
YingDe	14,012	162	—
Liantaide	9,708	6,334	13,249
Close family of the Company’s Chairman	29	—	—
	23,749	6,496	13,249

(c)	Borrowing

	Year ended
	September 30,
	2022	2023	2024
	RMB	RMB	RMB
Shareholders (i)	2,682	3,229	935
	2,682	3,229	935

Note (i) : The borrowing interest rate is from 5.8% to 10% and repayable on demand.

(d)	Interest accrual

	Year ended
	September 30,
	2022	2023	2024
	RMB	RMB	RMB
NCI	272	468	444
	272	468	444